CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jan. 28, 2012	Jan. 29, 2011
Current assets:
Cash and cash equivalents	$ 14,046	$ 12,516
Accounts receivable	2,156	4,054
Inventories	14,688	11,959
Deferred income taxes	2,352	1,321
Prepaid expenses and other current assets	2,799	1,871
Total current assets	36,041	31,721
Property and equipment, net	33,199	21,300
Deferred income taxes	952	2,704
Other assets, net	2,120	3,399
TOTAL ASSETS	72,312	59,124
Current liabilities:
Accounts payable	8,627	6,146
Accrued liabilities	9,893	6,410
Current portion of long-term debt		5,938
Total current liabilities	18,520	18,494
Deferred and accrued rents	14,890	8,223
Long-term debt	22,000	87,875
Total liabilities	55,410	114,592
Commitments and contingencies
Shareholders' equity (deficit):
Common stock-$.01 par value, 80.0 million shares authorized, 43.5 million and 40.5 million shares issued and outstanding at January 28, 2012 and January 29, 2011, respectively	435	405
Additional paid-in capital	77,071	27,232
Accumulated deficit	(60,604)	(83,105)
Total shareholders' equity (deficit)	16,902	(55,468)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)	$ 72,312	$ 59,124